UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22748

YCG Funds

(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738

(Address of principal executive offices) (Zip code)

William Kruger

YCG Funds

3207 Ranch Road 620 South, Suite 200

Austin, TX 78738

(Name and address of agent for service)

(512) 505-2347

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

YCG Enhanced Fund
YCGEX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YCG Enhanced Fund	$117	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2025, the YCG Enhanced Fund (the “Fund”) achieved a total net return of 0.08%. During the same time period, the S&P 500 Index had a total return of 15.00%, and the S&P Global Broad Market Index had a total return of 17.99%.
WHAT FACTORS INFLUENCED PERFORMANCE
In our view, the global stock market is currently rewarding speculation and high-risk investor behavior. Significant outperformance of AI stocks vs. non-AI stocks coupled with historic market concentration has negatively impacted Fund performance. Based on history and the nature of these capital-intensive technology booms, we believe, for most of these companies, it is unlikely that they will generate good long-term returns on capital. The dominant, recession-resistant toll takers with which we’ve populated the Fund portfolio are, in our opinion, some of the least speculative stocks in the market. As a result, many of them have lagged. However, quality stocks, and the Fund, have a history of outperforming global indices. Moreover, periods of sharp relative drawdown for Quality have often been followed by strong recoveries.
Notable contributors to performance over the 12 months to November 30, 2025 were Alphabet, Microsoft, Amazon.com, Apple and Hermßs. Notable detractors to performance over the 12 months to November 30, 2025 were Copart, Marsh MacLennan, Fair Isaac, Verisk and Adobe.

Top Contributors
↑	Alphabet, Inc.
↑	Microsoft Corp.
↑	Amazon.com, Inc.
↑	Apple, Inc.
↑	Hermßs International

Top Detractors
↓	Copart, Inc.
↓	Marsh & McLennan Cos, Inc.
↓	Fair Isaac Corp.
↓	Verisk Analytics, Inc.
↓	Adobe, Inc.
PERFORMANCE
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment
YCG Enhanced Fund	PAGE 1	TSR-AR-98421P109

outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at  https://ycgfunds.com/how-to-invest/ or by calling 1-855-444-9243.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following line graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period. The table below provides the Fund’s average annual total returns for the 1-, 5-, and 10-year periods as of November 30, 2025, and the average annual total returns of an appropriate, broad-based securities market index for the same periods.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURNS (%) (as of November 30, 2025)

	1 Year	5 Year	10 Year
YCG Enhanced Fund	0.08	9.42	12.00
S&P 500 Index	15.00	15.28	14.63
S&P Global Broad Market Index	17.99	11.85	11.50
Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$569,404,721
Number of Holdings	60
Net Advisory Fee	$5,774,336
Portfolio Turnover	10%
YCG Enhanced Fund	PAGE 2	TSR-AR-98421P109

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*

Top Sectors	(%)**
Financials	31.0%
Information Technology	19.7%
Industrials	18.6%
Consumer Discretionary	10.9%
Communication Services	5.7%
Real Estate	4.4%
Consumer Staples	2.3%
Materials	2.0%
Cash & Other	5.4%

Top Equity Holdings	(%)
Microsoft Corp.	7.6%
Moody’s Corp.	6.5%
MasterCard, Inc. - Class A	5.6%
Fair Isaac Corp.	5.5%
Hermes International	4.9%
Alphabet, Inc. - Class C	4.8%
MSCI, Inc.	4.1%
Copart, Inc.	3.8%
Aon PLC - Class A	3.8%
Waste Management, Inc.	3.7%

Top Ten Countries	(%)
United States	82.5%
France	6.4%
Ireland	4.5%
Canada	3.9%
Italy	1.6%
Cash & Other	1.1%
*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://ycgfunds.com/how-to-invest/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your YCG, LLC documents not be householded, please contact YCG, LLC at 1-855-444-9243, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by YCG, LLC or your financial intermediary.
YCG Enhanced Fund	PAGE 3	TSR-AR-98421P109

(b)	Not appliable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Travis E. Oliphant is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$16,750	$15,925
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	$3,500	$3,500
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

YCG Enhanced Fund
Core Financial Statements
November 30, 2025

YCG Enhanced Fund
Schedule of Investments
November 30, 2025

	Shares	Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 1.6%
TransDigm Group, Inc.(a)	6,601	$8,978,482
Automobiles - 1.6%
Ferrari NV	22,928	8,985,483
Broadline Retail - 2.9%
Amazon.com, Inc.(b)	70,187	16,369,012
Capital Markets - 15.8%
CME Group, Inc.	45,467	12,797,142
Moody’s Corp.	74,848	36,733,901
MSCI, Inc.(a)	41,877	23,606,903
S&P Global, Inc.	34,240	17,079,939
		90,217,885
Commercial Services & Supplies - 11.0%
Copart, Inc.(a)(b)	558,180	21,757,857
Republic Services, Inc.	92,256	20,025,087
Waste Management, Inc.	96,947	21,121,843
		62,904,787
Construction Materials - 2.0%
CRH PLC(a)	35,193	4,221,752
Martin Marietta Materials, Inc.(a)	6,038	3,763,123
Vulcan Materials Co.(a)	12,275	3,648,621
		11,633,496
Financial Services - 7.2%
MasterCard, Inc. - Class A	57,685	31,757,323
Visa, Inc. - Class A	27,652	9,247,935
		41,005,258
Ground Transportation - 3.9%
Canadian National Railway Co.	115,269	11,053,144
Canadian Pacific Kansas City Ltd.	151,484	10,993,194
		22,046,338
Household Products - 2.3%
Colgate-Palmolive Co.	82,613	6,641,259
The Procter & Gamble Co.(c)	42,509	6,298,134
		12,939,393
Insurance - 8.0%
Aon PLC - Class A(c)	61,134	21,636,545
Marsh & McLennan Cos., Inc.(a)	98,033	17,984,154
The Progressive Corp.	26,092	5,969,589
		45,590,288
Interactive Media & Services - 5.8%
Alphabet, Inc. - Class C	85,230	27,283,828
Meta Platforms, Inc. - Class A(a)	9,339	6,051,205
		33,335,033

The accompanying notes are an integral part of these financial statements.

1

YCG Enhanced Fund
Schedule of Investments
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 2.2%
Verisk Analytics, Inc.(a)	56,409	$12,695,974
Real Estate Management & Development - 4.4%
CBRE Group, Inc. - Class A(b)	86,934	14,068,529
CoStar Group, Inc.(b)	156,574	10,772,291
		24,840,820
Software - 17.0%
Adobe, Inc.(b)	15,675	5,018,038
Fair Isaac Corp.(b)	17,483	31,571,326
Intuit, Inc.	26,583	16,855,749
Microsoft Corp.	87,856	43,226,030
		96,671,143
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	54,437	15,179,757
Textiles, Apparel & Luxury Goods - 6.4%
Hermes International	11,359	27,678,839
LVMH Moet Hennessy Louis Vuitton SE	11,939	8,803,836
		36,482,675
TOTAL COMMON STOCKS (Cost $275,401,988)		539,875,824

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.3%
4.17%, 01/02/2026(d)	$27,000	26,902
4.15%, 01/15/2026(d)	14,000	13,929
4.16%, 01/22/2026(d)	5,000	4,971
4.07%, 01/29/2026(d)	10,000	9,938
3.98%, 02/05/2026(d)	474,000	470,750
3.97%, 02/12/2026(d)	81,000	80,394
3.87%, 02/26/2026(d)	18,000	17,839
3.76%, 03/05/2026(d)	83,000	82,202
3.72%, 03/12/2026(d)	6,000	5,938
3.71%, 03/26/2026(d)	2,566,000	2,535,659
3.72%, 05/14/2026(d)	21,630,000	21,270,449
TOTAL U.S. TREASURY BILLS (Cost $24,519,177)		24,518,971
TOTAL INVESTMENTS - 99.1% (Cost $299,921,165)		$564,394,795
Other Assets in Excess of Liabilities - 0.9%		5,009,926
TOTAL NET ASSETS - 100.0%		$569,404,721

The accompanying notes are an integral part of these financial statements.

2

YCG Enhanced Fund
Schedule of Investments
November 30, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $13,038,805.
(d)	The rate shown is the annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

YCG Enhanced Fund
Schedule of Written Options
November 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Put Options - (0.2)%(a)(b)
Copart, Inc.
Expiration: 12/19/2025; Exercise Price: $47.50	$(389,800)	(100)	$(84,500)
Expiration: 02/20/2026; Exercise Price: $40.00	(5,285,688)	(1,356)	(342,390)
CRH PLC, Expiration: 12/19/2025; Exercise Price: $115.00	(1,919,360)	(160)	(30,400)
Marsh & McLennan Cos., Inc.
Expiration: 01/16/2026; Exercise Price: $180.00	(1,082,355)	(59)	(22,715)
Expiration: 01/16/2026; Exercise Price: $185.00	(1,082,355)	(59)	(33,040)
Martin Marietta Materials, Inc., Expiration: 01/16/2026; Exercise Price: $630.00	(1,869,720)	(30)	(67,050)
Meta Platforms, Inc., Expiration: 02/20/2026; Exercise Price: $610.00	(2,462,210)	(38)	(99,104)
MSCI, Inc., Expiration: 12/19/2025; Exercise Price: $560.00	(1,803,904)	(32)	(28,160)
TransDigm Group, Inc.
Expiration: 02/20/2026; Exercise Price: $1,300.00	(1,496,187)	(11)	(39,710)
Expiration: 02/20/2026; Exercise Price: $1,350.00	(1,496,187)	(11)	(59,950)
Verisk Analytics, Inc.
Expiration: 12/19/2025; Exercise Price: $210.00	(2,250,700)	(100)	(11,000)
Expiration: 12/19/2025; Exercise Price: $220.00	(4,433,879)	(197)	(58,115)
Expiration: 12/19/2025; Exercise Price: $250.00	(225,070)	(10)	(25,150)
Vulcan Materials Co.
Expiration: 12/19/2025; Exercise Price: $300.00	(1,129,512)	(38)	(28,690)
Expiration: 02/20/2026; Exercise Price: $290.00	(1,218,684)	(41)	(38,745)
TOTAL WRITTEN OPTIONS (Premiums received $1,430,822)			$(968,719)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

4

YCG ENHANCED FUND
Statement of Assets and Liabilities
November 30, 2025

ASSETS:
Investments, at value	$564,394,795
Deposit at broker for option contracts	6,178,537
Cash	281,021
Dividends receivable	211,469
Dividend tax reclaims receivable	127,927
Receivable for capital shares sold	411
Prepaid expenses and other assets	40,571
Total assets	571,234,731
LIABILITIES:
Written option contracts, at value	968,719
Payable to adviser	463,184
Payable for capital shares redeemed	243,591
Payable for distribution and shareholder servicing fees	16,519
Payable for expenses and other liabilities	137,997
Total liabilities	1,830,010
NET ASSETS	$ 569,404,721
NET ASSETS CONSISTS OF:
Paid-in capital	$277,907,340
Total distributable earnings	291,497,381
Total net assets	$ 569,404,721
Net assets	$569,404,721
Shares issued and outstanding(a)	17,710,098
Net asset value per share	$32.15
COST:
Investments, at cost	$299,921,165
PROCEEDS:
Written options premium received	$1,430,822

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

5

YCG Enhanced Fund
Statement of Operations
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$4,991,949
Less: Issuance fees	(337)
Less: Dividend withholding taxes	(110,238)
Interest income	959,303
Total investment income	5,840,677
EXPENSES:
Investment advisory fee	5,773,894
Fund administration and accounting fees	410,678
Shareholder service costs	200,976
Transfer agent fees	89,662
Compliance fees (see Note 4)	85,807
Legal fees	62,798
Custodian fees	44,282
Federal and state registration fees	32,690
Trustees’ fees	24,613
Audit fees	21,305
Reports to shareholders	9,610
Other expenses and fees	13,426
Total expenses	6,769,741
Expense recoupment by Adviser (see Note 4)	442
Net expenses	6,770,183
NET INVESTMENT LOSS	(929,506)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	23,030,116
Written option contracts expired or closed	3,863,841
Foreign currency translation	930,753
Net realized gain (loss)	27,824,710
Net change in unrealized appreciation (depreciation) on:
Investments	(26,672,559)
Written option contracts	75,886
Foreign currency translation	145,817
Net change in unrealized appreciation (depreciation)	(26,450,856)
Net realized and unrealized gain (loss)	1,373,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$444,348

The accompanying notes are an integral part of these financial statements.

6

YCG Enhanced Fund
Statements of Changes in Net Assets

	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(929,506)	$(1,292,242)
Net realized gain (loss)	27,824,710	25,434,216
Net change in unrealized appreciation (depreciation)	(26,450,856)	72,500,160
Net increase (decrease) in net assets from operations	444,348	96,642,134
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,630,441)	(10,049,741)
Total distributions to shareholders	(23,630,441)	(10,049,741)
CAPITAL TRANSACTIONS:
Shares sold	10,024,791	15,943,302
Shares issued from reinvestment of distributions	21,679,166	9,212,611
Shares redeemed	(32,889,882)	(28,992,841)
Redemption fees	6	802
Net increase (decrease) in net assets from capital transactions	(1,185,919)	(3,836,126)
NET INCREASE (DECREASE) IN NET ASSETS	(24,372,012)	82,756,267
NET ASSETS:
Beginning of the year	593,776,733	511,020,466
End of the year	$ 569,404,721	$593,776,733
SHARES TRANSACTIONS
Shares sold	316,358	529,861
Shares issued from reinvestment of distributions	680,665	323,023
Shares redeemed	(1,027,930)	(954,020)
Total increase (decrease) in shares outstanding	(30,907)	(101,136)

The accompanying notes are an integral part of these financial statements.

7

YCG ENHANCED FUND
FINANCIAL HIGHLIGHTS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.47	$28.64	$23.60	$30.98	$23.85
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.07)	(0.06)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	0.07	5.46	5.10	(4.53)	7.22
Total from investment operations	0.02	5.39	5.04	(4.62)	7.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	—	—	—
Net realized gains	(1.32)	(0.56)	—	(2.76)	—
Total distributions	(1.34)	(0.56)	—	(2.76)	—
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$32.15	$33.47	$28.64	$23.60	$30.98
TOTAL RETURN	0.08%	19.18%	21.36%	−16.56%	29.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$569,405	$593,777	$511,020	$435,721	$545,523
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.17%	1.18%	1.19%	1.19%	1.18%
After expense reimbursement/recoupment	1.17%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets	(0.16)%	(0.24)%	(0.22)%	(0.38)%	(0.34)%
Portfolio turnover rate	10%	8%	18%	5%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

8

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
1. ORGANIZATION
YCG Funds (the “Trust”) is a Delaware statutory trust organized under an Agreement and Declaration of Trust dated September 4, 2012. The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of one series, YCG Enhanced Fund (the “Fund”). The Fund is classified and operates as a non-diversified fund under the 1940 Act. The Fund commenced operations on December 28, 2012. The Fund’s investment adviser is YCG, LLC (the “Adviser”). There are an unlimited number of authorized shares. The investment objective of the Fund is to maximize long-term capital appreciation with reasonable investment risk.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
A.
Subsequent Events Evaluation. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than noted below:

On December 17, 2025, the Trust declared and paid distributions from ordinary income and net realized capital gains to shareholders of record as of December 16, 2025, as follows:

	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains
Distribution Paid	$ —	$3,952,508	$22,637,377
Distribution Paid Per Share	$—	$0.22479	$1.28745

B.
ASU 2023-07. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash lows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financials statements and disclosures, and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and the Principal Financial Officer, who serves as the CODM, using the information presented in the financial statements and financial highlights.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency

9

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
D.
Investment Valuation. The Fund’s investments are valued at fair value. Fair value as used for determining the Fund’s net asset value is in contrast to the use of the term “fair value” for making valuation measurements in connection with preparing the Fund’s financial statements, as discussed below under “Valuation Measurements.” FASB Accounting Standard Codification Topic 820, Fair Value Measurement uses the term “fair value” to refer generally to the value of an asset or liability, regardless of whether that value is based on readily available market quotations or on other inputs.

Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser, which acts as the “Valuation Designee” under Rule 2a-5 of the 1940 Act, and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Options written or purchased by the Fund are valued at the last sales price. If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices. The value of a foreign security or other asset shall be determined as of the normal close of trading on the foreign exchange or other market on which it is traded or as of the Value Time, if that is earlier, in its national foreign currency or the Euro, as applicable, and shall then be converted into its U.S. dollar equivalent at the prevailing foreign currency exchange rate as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Standard Time, on the Value Date. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Valuation Designee believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining fair value. Fair value in this context is the value of securities for which no readily available market quotations exist, as determined in good faith by the Adviser pursuant to fair value methodologies established by the Adviser as the Valuation Designee under the supervision of the Board.
Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

10

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$539,875,824	$—	$—	$539,875,824
U.S. Treasury Bills	—	24,518,971	—	24,518,971
Total Investments	$539,875,824	$24,518,971	$—	$564,394,795
Liabilities:
Investments:
Written Options	$(286,204)	$(682,515)	$—	$(968,719)
Total Investments	$(286,204)	$(682,515)	$—	$(968,719)

Refer to the Schedule of Investments for industry classifications.
The Fund did not invest in any Level 3 investments during the year.
E.
Option Writing. The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of November 30, 2025, the Fund held securities with a value of $13,038,805 and cash of $6,178,537 as collateral for options written. During the year, the Fund used written put options in a manner consistent with the strategy described above.

The value of Derivative Instruments on the Statement of Assets and Liabilities as of November 30, 2025, are as follows:

	Liability Derivatives
Derivatives not Accounted for as Hedging Instruments	Location	Value
Equity Contracts - Options	Options written, at value	$(968,719)

The effect of Derivative Instruments on the Statement of Operations for the period ended November 30, 2025, are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not Accounted for as Hedging Instruments	Options Written	Derivatives not Accounted for as Hedging Instruments	Options Written
Equity Contracts	$3,863,841	Equity Contracts	$75,886

The average monthly value of options written during the year ended November 30, 2025, was $1,081,375.

11

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund has adopted policies and procedures to comply with Rule 18f-4.
Offsetting Assets and Liabilities
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of November 30, 2025:
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Options Written
Interactive Brokers	$968,719	$ —	$968,719	$ —	$(968,719)	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
F.
Federal Income Taxes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended November 30, 2025, the Fund did not incur any interest or penalties and did not have any liabilities for unrecognized tax benefits.
The Fund is generally not subject to examination by U.S. tax authorities for tax years prior to the year ended November 30, 2022.

12

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
G.
Distributions to Shareholders. The Fund will declare and distribute any net investment income and any net realized long or short-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

H.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.
Guarantees and Indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

J.
Redemption Fee. Those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the Statement of Changes in Net Assets.

K.
Beneficial Ownership. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2025, no shareholder held more than 25% of the outstanding shares of the YCG Enhanced Fund.

L.
Other. Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. INVESTMENT TRANSACTIONS
For the year ended November 30, 2025, the aggregate purchases and sales of securities, excluding short-term securities, were $53,808,332 and $79,257,532 respectively for the Fund. For the year ended November 30, 2025, there were no long-term purchases or sales of U.S. Government securities for the Fund.
4. FEES AND OTHER RELATED PARTY TRANSACTIONS
The Adviser acts as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) which has been approved by the Fund’s Board of Trustees (including a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons of any such party). Under the terms of the Advisory Agreement between the Fund and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. With the exception of the Chief Compliance Officer, who is an employee of the Adviser, such officers receive no compensation from the Fund for serving in their respective roles. The Fund makes reimbursement payments to the Adviser for the salary and benefits associated with the office of the Chief Compliance Officer. The compliance fees expensed by the Fund during the year ended November 30, 2025 are

13

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
included in the Statement of Operations. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.
In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund. Pursuant to the Expense Limitation Agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and dividend expenses on securities sold short and extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.39%. In addition to the lifetime limit, the Adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses to do not exceed 1.19% at least through April 1, 2027. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than thirty-six months following the month in which the reimbursement occurred, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. During the year ended November 30, 2025, the Fund reimbursed $442 of previously waived expenses and did not let any fees subject to recoupment expire. As of November 30, 2025, the Fund recouped all potential recoverable waivers or reimbursed expenses.
Certain officers, trustees and shareholders of the Fund are also owners or employees of the Adviser.
5. CERTAIN RISKS
Non-Diversification Risk: The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.
Recent Market Conditions: General economic, political and public health conditions may have a significant adverse effect on the Fund’s investment operations and profitability. A rise in protectionist trade policies, slowing global economic growth, the risk of trade disputes, and the possibility of changes to some international trade agreements, tensions or open conflict between and among nations, such as between Russia and Ukraine, and Israel and Hamas in the Middle East, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Fund invests. Additionally, securities in the Fund’s portfolio may underperform due to volatility in the banking sector, including bank failures, inflation (or expectations for inflation), increasing interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of such events may result in market volatility and may have long-term negative effects on both the U.S. and global financial markets.
The above are only a few of the principal risks of the Fund. The other principal risks are discussed in the Fund’s most recent Prospectus.
6. FEDERAL TAX INFORMATION
A. Tax Basis of Distributions to Shareholders: The tax character of the distributions paid by the Fund for the two most recent fiscal years were as follows:

	For the Year Ended November 30,
	2025	2024
Ordinary Income	$471,006	$—
Long-Term Capital Gains	23,159,435	10,049,741
Total	$23,630,441	$10,049,741

14

YCG ENHANCED FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Reclassifications: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the compositions of net assets reported under GAAP. Accordingly, for the year ended November 30, 2025, there were no permanent differences between paid in capital and distributable earnings.
B. Tax Basis of Investments: As of November 30, 2025, the components of the tax basis cost of investments and net unrealized appreciation (depreciation) were as follows:

	Investments	Written Options	Foreign Currencies	Total_
Tax cost of investments	$299,954,963	$(1,430,822)	$ —	$298,524,141
Gross unrealized appreciation	272,810,235	569,443	—	273,379,678
Gross unrealized depreciation	(8,370,403)	(107,340)	—	(8,477,743)
Net tax unrealized appreciation (depreciation)	264,439,832	462,103	—	264,901,935
Undistributed ordinary income	3,952,429	—	—	3,952,429
Undistributed long-term capital gain (loss)	22,637,350	—	—	22,637,350
Accumulated gain (loss)	26,589,779	—	—	26,589,779
Other accumulated gain (loss)	5,667	—	—	5,667
Distributable earnings (accumulated deficit)	$291,035,278	$462,103	$—	$291,497,381

The tax basis of investments for tax and financial reporting purposes differs, principally due to deferral of losses on wash sales.
Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31, and the late-year losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31. For the fiscal year ended November 30, 2025, there were no late year deferred losses.

15

YCG ENHANCED FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of YCG Enhanced Fund and
Board of Trustees of YCG Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of YCG Enhanced Fund (the “Fund”) as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2026

16

YCG ENHANCED FUND
ADDITIONAL INFORMATION (UNAUDITED)
1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS
For the year ended November 30, 2025, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund qualify for the dividends received deduction available to corporate shareholders.
For the year ended November 30, 2025, 0.00% of the dividends paid from net investment income, including short-term capital gains, for the Fund are designated as qualified dividend income.
2. COMPENSATION OF TRUSTEES
Each Trustee who is not an “interested person” of the Trust (i.e. an “Independent Trustee”) receives an annual retainer of $4,000, paid quarterly, as well as $1,000 per meeting attended. In addition, Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243 or by accessing the Fund’s website at www.ycgfunds.com. (Note for clarification: The information on our website is not incorporated by reference into this report.)
3. PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-444-9243 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at www.ycgfunds.com/how-to-invest/ or on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-444-9243 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund Proxy Voting Policy is also available on the Fund website at https://ycgfunds.com/how-to-invest/.
4. DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the website of the Securities and Exchange Commission at http://www.sec.gov or on request by calling 1-800-SEC-0330.
5. BOARD ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT
On October 28, 2025, the Board of Trustees (the “Board”) of YCG Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between YCG, LLC (the “Adviser”) and the Trust on behalf of the YCG Enhanced Fund (the “Fund”).
In approving the continuation of the Advisory Agreement, the Board considered information provided by the Adviser and its own experience with the Adviser and the Fund, and evaluated, in particular:
•	the nature, extent and quality of the investment advisory and related services provided to the Fund;
•	the Fund’s performance, including relative to relevant peer groups;
•	the Fund’s advisory fees and total expenses compared to similar mutual funds and to other clients of the Adviser;
•	the Adviser’s costs and profitability associated with managing the Fund;
•	whether economies of scale are being, or are expected to be, realized by the Fund; and
•	other potential benefits received by the Adviser from its relationship with the Fund.
The Independent Trustees, assisted by their independent legal counsel, met in executive session to review the Advisory Agreement and the materials provided in connection with the Board’s annual review under Section 15(c) of the Investment Company Act of 1940.

17

YCG ENHANCED FUND
ADDITIONAL INFORMATION (UNAUDITED)(Continued)
No single factor was considered by the Board to be determinative to the decision to approve the continuation of the Advisory Agreement. The Board’s determinations were based on the totality of the information presented and their experience with the Fund and the Adviser over time.
Information Reviewed
In advance of the meeting, the Adviser provided detailed information to assist the Board in evaluating the Advisory Agreement. This information included, among other items:
•	a memorandum from counsel summarizing the legal standards applicable to the Board’s consideration of the Advisory Agreement and the Trustees’ fiduciary duties;
•	comparative information relating to the Fund’s advisory fee and total expense ratio and the fees and expenses of comparable mutual funds;
•	information regarding fees paid and other payments made by the Fund, including intermediary and other service provider fees;
•	information on the Adviser’s profitability attributable to its relationship with the Fund;
•	information regarding brokerage commissions paid by the Fund;
•	comparative performance information for the Fund over relevant time periods;
•	information regarding sales, redemptions and asset flows for the Fund; and
•	information about the Fund’s compliance program and other operational matters.
Counsel reviewed with the Trustees their fiduciary duties and the factors that may be relevant to their consideration of the continuation of the Advisory Agreement.
Nature, Extent and Quality of Investment Advisory Services
The Trustees considered the nature, extent and quality of the investment advisory services provided by the Adviser to the Fund. In evaluating these matters, the Board discussed the Adviser’s investment process, resources and personnel, including the education, experience and number of investment professionals and other staff involved in the management and oversight of the Fund.
The Trustees noted that the Fund pursues a bottom-up, research-driven strategy that includes an option enhancement component designed to complement the Fund’s equity holdings. The Board concluded that the Adviser is appropriately staffed and has the requisite experience and analytical resources to implement this strategy and to meet the Fund’s investment objective.
The Trustees also considered the quality of the Fund’s key service providers—such as the administrator, transfer agent and distributor—and the Adviser’s role in overseeing those providers. They observed that the Adviser actively monitors these service providers and works with them to help ensure that the Fund’s operations are conducted in accordance with applicable laws, rules and regulations.
Based on these considerations and their ongoing oversight of the Fund during the year, the Trustees concluded that the nature, extent and quality of the investment advisory and related services provided to the Fund by the Adviser are satisfactory and support the Board’s approval of the continuation of the Advisory Agreement.
Comparative Fees and Expenses
The Trustees reviewed information comparing the Fund’s advisory fee and total expense ratio to those of mutual funds in relevant peer groups. In particular, the Board considered:
•	a peer group based on the Morningstar U.S. Open-End (“OE”) Large Blend category; and
•
a custom peer group of “stock-picking” strategies and a custom peer group of option-oriented strategies that the Adviser and the Board believe to be more comparable to the Fund because of the Fund’s option enhancement strategy.

18

YCG ENHANCED FUND
ADDITIONAL INFORMATION (UNAUDITED)(Continued)
In reviewing this information, the Trustees discussed with management the criteria used to select the peer groups and sought to ensure that the Trustees understood and were comfortable with those criteria.
The Trustees noted the following observations:
•
The Fund’s advisory fee and net expense ratio were higher than the averages of the Morningstar U.S. OE Large Blend category peers. The Board also noted that most funds in this category do not employ an option enhancement strategy, which can be more resource-intensive to manage. The Board concluded that the Fund’s advisory fee and net expenses, while higher than the Morningstar category averages, were within a reasonable range given the Fund’s strategy and the additional resources required to implement it.

•
The Fund’s expense ratio was comparable to that of the option strategy peer group. The Board viewed this comparison as particularly relevant because the Fund’s option enhancement strategy is a distinctive feature that differentiates it from many large blend funds.

After considering the peer data, the Fund’s investment strategy, asset size, and the services provided by the Adviser and other service providers, the Trustees concluded that the Fund’s advisory fee and overall expense ratio are reasonable in comparison to those of other mutual funds, particularly those employing similar option-based strategies.
Comparison of Fee Structures of Other Accounts
The Trustees requested information regarding the fee structures applicable to the Adviser’s other clients, including separately managed accounts (“SMAs”), and compared those fee structures with the advisory fee paid by the Fund.
The Adviser noted that managing the Fund entails broader and more complex responsibilities than managing SMAs, including:
•	tailoring investment advisory services to accommodate the Fund’s daily purchase and redemption activity, which can result in greater cash flow volatility;
•	serving the needs of a large number of shareholders and intermediaries, including omnibus accounts holding assets for many underlying shareholders;
•	maintaining a robust shareholder communications program to reach investors directly, through intermediaries and via the financial press;
•	committing significant financial and personnel resources to marketing the Fund, including extensive one-on-one meetings with registered investment advisers and other intermediaries; and
•
coordinating with the Fund’s Chief Compliance Officer and other service providers to maintain compliance with regulatory requirements under federal securities laws and the Internal Revenue Code applicable to registered investment companies.

The Trustees concluded that the services provided by the Adviser to the Fund are more extensive and resource-intensive than those provided to SMAs and that these differences help justify the higher advisory fee rate charged to the Fund as compared to SMAs. In light of these factors, the Board determined that the advisory fee rate for the Fund, in comparison to the rates charged to the Adviser’s other clients, is reasonable.
Performance
The Trustees reviewed the Fund’s performance over various time periods, including performance relative to appropriate peer groups and benchmarks, as well as on an absolute basis.
The Trustees discussed with the Adviser the reasons for underperformance relative to certain peers and the Adviser’s perspective on the Fund’s risk-mitigation approach and option enhancement strategy. The Board considered the Adviser’s explanation, including the potential trade-off between risk mitigation and relative performance in certain market environments.
After considering the Fund’s performance in light of the Fund’s investment objective, strategy and risk profile, as well as prevailing market conditions and the performance of relevant peer groups, the Trustees concluded that the

19

YCG ENHANCED FUND
ADDITIONAL INFORMATION (UNAUDITED)(Continued)
Fund’s performance has been satisfactory over the long term, particularly on a risk-adjusted basis, and acceptable on an absolute basis. The Board further noted that past performance is not a guarantee of future results.
Costs and Profitability
The Trustees considered information regarding the Adviser’s costs and profitability in providing advisory and other services to the Fund. This included an analysis of the Adviser’s revenues and expenses attributable to the Fund and the resulting level of profitability.
In reviewing this information, the Trustees also considered the Fund’s overall expense ratio in comparison to its peer groups, the relatively smaller asset base of the Fund compared to many peers, and the resource-intensive nature of the Fund’s investment strategy, including its use of an option enhancement strategy.
The Trustees discussed the impact of intermediary and other service-related fees on the Adviser’s profitability. They noted that the Adviser devotes substantial resources to managing and distributing the Fund and to overseeing the Fund’s operations and compliance.
Based on these considerations, the Board concluded that the Adviser’s level of profitability from its relationship with the Fund is reasonable in light of the services provided, the risks assumed, and the resources and revenues devoted by the Adviser to the Fund.
Economies of Scale
The Trustees considered whether the Fund has realized, or is expected to realize, economies of scale as its assets grow. They noted that the Fund’s current asset size is relatively modest compared to many peers and that, at present, significant economies of scale have not yet been realized.
The Trustees also noted that the Adviser has contractually agreed to cap certain Fund expenses and that, as a result, the Adviser currently bears any expenses above the cap, which benefits shareholders by limiting the Fund’s overall expense ratio. The Trustees concluded that, at current and reasonably foreseeable asset levels, the Fund’s fee structure is appropriate.
The Board indicated that it will continue to monitor the Fund’s asset growth and expense levels and will consider in the future whether any additional fee breakpoints or other arrangements to share economies of scale with shareholders would be appropriate if the Fund’s assets increase.
Other Benefits (“Fall-Out Benefits”)
The Trustees considered other potential benefits to the Adviser from its relationship with the Fund, beyond the receipt of advisory fees. They noted that:
•	The Adviser does not receive proprietary or third-party research or other services from the broker-dealers with which the Fund trades, and the Fund does not utilize soft-dollar arrangements.
•
The Adviser may derive a limited benefit from the visibility associated with the Fund’s presence in financial media and other public sources; however, the Trustees believe that such publicity primarily promotes the Fund rather than the Adviser and that any related benefit to the Adviser is not material.

Based on these considerations, the Trustees concluded that any additional benefits received by the Adviser from its relationship with the Fund are reasonable and do not suggest that the Fund’s advisory fee is excessive.
Conclusion
In light of the information provided to the Board throughout the year and at the October 28, 2025 meeting—including information regarding the nature, extent and quality of services provided by the Adviser, the Fund’s performance, fees and expenses, the Adviser’s costs and profitability, economies of scale and other potential benefits to the Adviser—and after considering all relevant factors and the advice of legal counsel, the Board, including all of the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund and its shareholders. Accordingly, the Board, including all of the Independent Trustees, approved the continuation of the Advisory Agreement for the Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the annual period ended November 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of the advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YCG Funds

By (Signature and Title)*	/s/ Brian A. Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	01/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian A. Yacktman
Brian A. Yacktman, Principal Executive Officer

Date	01/30/2026

By (Signature and Title)*	/s/ William D. Kruger
William D. Kruger, Principal Financial Officer

Date	01/30/2026

* Print the name and title of each signing officer under his or her signature.